Debt instruments	12 Months Ended
Dec. 31, 2019
Minera Yanacocha SRL and subsidiary [Member]
Debt instruments

13.   Debt instruments

On June 14, 2018, the Company approved the sale of 63,922,565 shares of Minera Yanacocha, S.R.L. to Summit Global Management II BV, a wholly-owned subsidiary of Sumitomo Corporation (“Sumitomo”) for a consideration of US$47,911. The transaction resulted in Sumitomo owning 5% of Minera Yanacocha, S.R.L. with Newmont Second Capital Corporation and Buenaventura’s ownership percentages decreasing to 51.35% and 43.65%, respectively.

Under the terms of the transaction, Sumitomo has the option to require the Company to repurchase the 5% interest in Minera Yanacocha, S.R.L. if the Yanacocha Sulfides project does not adequately progress by June 2022 or if the project is approved with an incremental rate of return below a contractually agreed upon rate. Under the terms of the sales agreement, the cash paid by Sumitomo at closing has been placed in an escrow for repayment in the event the option is exercised. As of December 31, 2019 and December 31, 2018, the Company holds US$48,617 and US$48,127, respectively in an escrow account with Citibank New York and generates interest at a market rate. This balance is included in the caption Restricted Cash in the consolidated statement of financial position. The restricted cash is not available to finance the Company's day-to-day operations and, therefore, has been excluded from cash and cash equivalents for the purposes of the consolidated statement of cash flows. It has been disclosed as a non-current asset.

The shares held by Sumitomo meet the definition of a compound instrument and is classified as a liability (with a portion recorded to equity) in the consolidated financial statements of the Company. The difference between the present value of the compound instrument at the date of the transaction for an amount of US$41,695 and the gross redemption amount of US$47,911 was recorded as additional paid-in-capital in equity for an amount of US$6,216 at the date of the transaction.

The value of the compound instrument as of December 31, 2019 and December 31, 2018 amounts to US$43,927 and US$42,430, respectively. For the years ended December 31, 2019 and December 31, 2018 the unwinding of the discount was recognized in the caption “Finance costs” in the consolidated statement of comprehensive income for an amount of US$1,497 and US$735,  respectively, see note 20.